Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2021:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,057,928	20.47%	$703,710	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,287,687	19.74	456,544	7.000	$423,934	6.50%
International Bank of Commerce, Brownsville	315,957	19.80	111,690	7.000	103,712	6.50
International Bank of Commerce, Oklahoma	221,567	18.59	83,452	7.000	77,491	6.50
Commerce Bank	102,375	46.06	15,559	7.000	14,448	6.50
International Bank of Commerce, Zapata	75,303	42.25	12,475	7.000	11,584	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,284,579	22.73%	$1,055,565	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,367,487	20.97	684,816	10.500	$652,206	10.00%
International Bank of Commerce, Brownsville	334,495	20.96	167,535	10.500	159,557	10.00
International Bank of Commerce, Oklahoma	232,454	19.50	125,178	10.500	119,217	10.00
Commerce Bank	104,996	47.24	23,339	10.500	22,227	10.00
International Bank of Commerce, Zapata	77,354	43.40	18,713	10.500	17,822	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$2,170,682	21.59%	$854,505	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,287,687	19.74	554,375	8.500	$521,764	8.00%
International Bank of Commerce, Brownsville	315,957	19.80	135,623	8.500	127,645	8.00
International Bank of Commerce, Oklahoma	221,567	18.59	101,334	8.500	95,374	8.00
Commerce Bank	102,375	46.06	18,893	8.500	17,782	8.00
International Bank of Commerce, Zapata	75,303	42.25	15,149	8.500	14,258	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$2,170,682	13.94%	$622,671	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,287,687	11.14	462,225	4.00	577,781	5.00%
International Bank of Commerce, Brownsville	315,957	20.17	62,663	4.00	78,329	5.00
International Bank of Commerce, Oklahoma	221,567	11.49	77,164	4.00	96,455	5.00
Commerce Bank	102,375	16.10	25,441	4.00	31,801	5.00
International Bank of Commerce, Zapata	75,303	16.15	18,651	4.00	23,314	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2020:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,874,641	19.05%	$688,678	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,295,437	18.19	498,492	7.000	$462,885	6.50%
International Bank of Commerce, Oklahoma	207,339	17.45	83,150	7.000	77,211	6.50
International Bank of Commerce, Brownsville	189,575	22.18	59,843	7.000	55,569	6.50
International Bank of Commerce, Zapata	71,369	34.51	14,476	7.000	13,442	6.50
Commerce Bank	93,426	35.64	18,347	7.000	17,037	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,105,360	21.40%	$1,033,017	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,380,685	19.39	747,737	10.500	$712,131	10.00
International Bank of Commerce, Oklahoma	218,657	18.41	124,725	10.500	118,786	10.00
International Bank of Commerce, Brownsville	200,269	23.43	89,765	10.500	85,490	10.00
International Bank of Commerce, Zapata	73,510	35.55	21,714	10.500	20,680	10.00
Commerce Bank	96,240	36.72	27,521	10.500	26,210	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$1,992,403	20.25%	$836,252	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,295,437	18.19	605,311	8.500	$569,705	8.00
International Bank of Commerce, Oklahoma	207,339	17.45	100,968	8.500	95,029	8.00
International Bank of Commerce, Brownsville	189,575	22.18	72,667	8.500	68,392	8.00
International Bank of Commerce, Zapata	71,369	34.51	17,578	8.500	16,544	8.00
Commerce Bank	93,426	35.64	22,279	8.500	20,968	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$1,992,403	14.92%	$534,228	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,295,437	13.11	395,289	4.00	494,112	5.00
International Bank of Commerce, Oklahoma	207,339	12.98	63,879	4.00	79,848	5.00
International Bank of Commerce, Brownsville	189,575	14.55	52,101	4.00	65,127	5.00
International Bank of Commerce, Zapata	71,369	16.52	17,277	4.00	21,596	5.00
Commerce Bank	93,426	16.69	22,394	4.00	27,993	5.00